Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Result for the year	€ (18,240)	€ (13,228)	€ (61,680)	€ (46,614)
Adjustments for:
Depreciation	552	652	2,329	2,355
Share-based compensation	1,781	1,490	6,216	7,838
Other income				(8,423)
Financial income and expense	298	1,692	2,789	3,716
Results related to associates	85	52	217	322
Gain on disposal of associate			(514)
Results related to financial liabilities measured at fair value through profit or loss	507	(221)	1,880	84
Income tax expenses	22	38	117	124
Changes in working capital	19,337	(1,900)	24,995	(5,474)
Cash gained (used) in operations	4,342	(11,425)	(23,651)	(46,072)
Corporate income tax paid	(22)	(20)	(117)	(188)
Interest received		195	5	313
Interest paid	(535)	(506)	(2,249)	(1,113)
Net cash gained (used) in operating activities	3,785	(11,756)	(26,012)	(47,060)
Cash flow from investing activities
Purchases of property, plant and equipment	(225)	(118)	(484)	(924)
Sales of property, plant and equipment	59		59
Net cash used in investing activities	(166)	(118)	(425)	(924)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs			108,477
Proceeds from exercise of share options	363	11	1,518	735
Proceeds from borrowings	284		1,137	579
Proceeds from convertible loans	26,520	249	26,520	13,791
Repayment of lease liability	(223)	(63)	(820)	(605)
Net cash generated by financing activities	26,944	197	136,832	14,500
Net increase (decrease) in cash and cash equivalents	30,563	(11,677)	110,395	(33,484)
Currency effect cash and cash equivalents	820	(1,332)	1,291	(2,628)
Cash and cash equivalents, at beginning of the period	156,141	88,847	75,838	111,950
Cash and cash equivalents at the end of the period	€ 187,524	€ 75,838	€ 187,524	€ 75,838